Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 000
EBP, Investment, Fair Value and NAV [Line Items]
Fair Vale Measurements	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy under the Accounting Standard Codification (“ASC”) 820, Fair Value Measurement, are described as follows:

Level 1:    Inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Plan can access at the measurement date.

Level 2:    Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:

a.Quoted prices for similar assets or liabilities in active markets
b.Quoted prices for identical or similar assets or liabilities in inactive markets
c.Inputs other than quoted prices that are observable for the asset or liability
d.Inputs that are derived principally from or corroborated by observable market data by correlation or other means

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the assets or liability.

Level 3: Inputs that are unobservable inputs for the asset or liability.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies at December 31, 2025 and 2024.

Mutual funds: Valued at quoted market prices, which represent the net asset value of the shares held in such funds. Each of these funds is considered an open ended mutual fund and is valued using a market approach. Fair value is based on a daily net asset value (“NAV”) that can be validated with a sufficient level of observable activity (i.e., purchases and sales at NAV). Because these transactions occur at quoted prices in active markets for identical assets, the mutual funds are classified within Level 1 of the fair value hierarchy.

Ryder System, Inc. common stock fund: The Ryder System, Inc. common stock fund is an employer stock unitized fund. The fund consists primarily of Ryder System, Inc. common stock, which is valued at the closing price reported on the active market on which the individual security is traded, and a short-term money market component valued at fair value. The unit price of the fund is based on the fair value of the underlying assets, adjusted for receivables and payables, which are not significant to the overall valuation. Accordingly, the fund is classified within Level 1 of the fair value hierarchy.

Common collective trusts: Valued at the NAV per unit as determined by the common collective trust, as of the valuation date. The NAV is based on the market price of the underlying investments held in each fund. Each common collective trust invests in a diversified portfolio of equity, fixed income, and/or short-term products. Accordingly, these investments are measured at NAV as a practical expedient.

The following table presents the Plan’s assets at fair value. Classification within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement (amounts may not be additive due to rounding). Prior year amounts were reclassified to confirm to current year presentation.

	December 31,
(In thousands)	2025	2024
Investments in the fair value hierarchy:
Mutual funds (a)	$153,796	$136,829
Ryder System, Inc. common stock fund (b)	159,545	142,601
	313,341	279,430
Investments measured at net asset value: (c)
Common collective trusts	2,149,476	1,849,963
Total investments at fair value	$2,462,818	$2,129,393
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(a)Classified within Level 1 of the fair value hierarchy.
(b)Classified within Level 2 of the fair value hierarchy.
(c)Certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of the net assets available for benefits.

Investments Measured Using the Net Asset Value per Share Practical Expedient
The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments. The redemption notice period is applicable only to the Plan.

	December 31, 2025
(In thousands)	Fair Value	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Common collective trusts	$2,149,476	N/A	Daily	N/A

	December 31, 2024
(In thousands)	Fair Value	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Common collective trusts	$1,849,963	N/A	Daily	N/A